Summary Of Significant Accounting Policies Schedule of Finite Lived Intangible Assets Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	$ 91,903
2015	66,716
2016	55,083
2017	41,106
2018	36,306
Acquired Above-Market Lease Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
2014	23,669
2015	22,758
2016	20,576
2017	12,279
2018	8,637
Acquired Below-Market Lease Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
2014	61,700
2015	55,207
2016	52,461
2017	40,346
2018	$ 37,774